ACQUISITIONS (FY)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Business Combinations [Abstract]
ACQUISITIONS
NOTE 8. ACQUISITIONS
Aimtell, PushPros and Aramis
The Company acquired on February 1, 2021, Aimtell, Inc. (“Aimtell”), PushPros, Inc. (“PushPros”) and Aramis Interactive (“Aramis”). Aimtel and PushPros are leading providers of technology-enabled digital performance advertising solutions connecting consumers and advertisers within home, auto, health and life insurance. Aramis is a network of owned-and-operated websites that leverages the Aimtell and PushPros technologies and relationships.
The Company paid consideration of $25.3 million at the closing transaction, consisting of $5.0 million in cash and approximately 1.29 million shares of Class A Common Stock valued at $15.0 million, subject to a lock-up agreement, contingent consideration with an initial fair value of $4.9 million and working capital of $0.3 million. Total expected payouts for contingent consideration over the next three years is $15.0 million, subject to the acquired companies reaching certain milestones. The contingent consideration can be paid in cash or capital stock at the election of the Company.
In conjunction with this acquisition, we incurred approximately $0.5 million of legal and other acquisition-related expenses, which were recorded as Acquisitions Costs in the unaudited condensed consolidated statements of operations during the three months ended March 31, 2021.
The Company primarily used an Income Approach, specifically a Discounted Cash Flow (“DCF”) analysis, which represents Level 3 fair value measurements, to assess the components of its purchase price allocation. The acquisition was accounted for as a business combination, whereby the excess of the fair value of the business over the fair value of identifiable net assets was allocated to goodwill. The results of operations of the acquired businesses have been included in the Company’s results of operations since the acquisition date of February 1, 2021. Under Accounting Standards Codification 805 (ASC 805), an acquirer must recognize any assets acquired and liabilities assumed at the acquisition date, measured at fair value as of that date. Assets meeting the identification criteria included tangible assets, such as real and personal property, and intangible assets. Identified intangible assets included the brand and customer relationships of the acquired business. The fair value of the brand was determined by applying an Income Approach, specifically the Relief from Royalty Method. The fair value of the acquired customer relationships was determined by applying an Income Approach, specifically the Multi Period Excess Earnings Method.

The following table presents the preliminary fair value allocation of the purchase price to the assets acquired, and liabilities assumed (in thousands):

February 1, 2021
Goodwill	4,853
Brand	226
Non-competition agreements	117
Technology	10,500
Customer relationships	7,920
Other assets acquired	5,100
Liabilities assumed	(3,446)
Net assets acquired	$25,270
The goodwill related to this transaction reflects the workforce and synergies expected from combining the operations of Aimtel/Aramis/PushPros and is included in the Brand Direct reportable segment. Intangible assets primarily consist of technology, brand and customer relationships with an estimated useful life of seven years for technology, one to five years for brand, and five to seven years for customer relationships. Accounting remains open for working capital adjustments and final fair value calculations.
Smarterchaos and She is Media
On July 16, 2020, the Company acquired SmarterChaos.com, LLC, a premier digital marketing and online performance management marketer, along with She Is Media, a female-centric performance ad network, (collectively, “SmarterChaos”) for cash and equity of DMSH totaling approximately $5.8 million, net of cash, which is subject to a working capital adjustment. This acquisition expanded media distribution, allowing the Company to further accelerate the digital marketing acquisition efforts of its advertiser clients and enable brands to acquire new customers by leveraging our customer acquisition platform and the relationships cultivated by SmarterChaos.
DMSH issued the SmarterChaos sellers approximately 307 thousand DMSH Units, which are convertible to Class A Common Stock, with an aggregate total value of $3.0 million based on the DMS Inc. stock price on July 15, 2020. The SmarterChaos sellers also became parties to the Amended Partnership Agreement.
In conjunction with this acquisition, we incurred approximately $0.4 million of legal and other acquisition-related expenses, which were recorded as Acquisitions Costs in the unaudited condensed consolidated statements of operations.
The Company primarily used an Income Approach, specifically a Discounted Cash Flow (“DCF”) analysis, which represents Level 3 fair value measurements, to assess the components of its purchase price allocation. The acquisition was accounted for as a business combination, whereby the excess of the fair value of the business over the fair value of identifiable net assets was allocated to goodwill. The results of operations of the acquired businesses have been included in the Company’s results of operations since the acquisition date of July 16, 2020. Under Accounting Standards Codification 805 (ASC 805), an acquirer must recognize any assets acquired and liabilities assumed at the acquisition date, measured at fair value as of that date. Assets meeting the identification criteria included tangible assets, such as real and personal property, and intangible assets. Identified intangible assets included the brand and customer relationships of the acquired business. The fair value of the brand was determined by applying an Income Approach, specifically the Relief from Royalty Method. The fair value of the acquired customer relationships was determined by applying an Income Approach, specifically the Multi Period Excess Earnings Method.
The following table presents the preliminary fair value allocation of the purchase price to the assets acquired, and liabilities assumed (in thousands):

July 16, 2020
Goodwill	$3,078
Brand	277
Customer relationships	2,500
Accounts receivable	576
Other assets acquired	30
Liabilities assumed	(662)
Net assets acquired	$5,799

The goodwill related to this transaction reflects the workforce and synergies expected from combining the operations of SmarterChaos and is included in the Other reportable segment. Intangible assets primarily consist of brand and customer relationships with an estimated useful life of three and five years, respectively. Accounting remains open for working capital adjustments and final fair value during the measurement period.

NOTE 8. ACQUISITIONS
SmarterChaos and She is Media
On July 16, 2020, the Company acquired all of the outstanding shares of SmarterChaos.com, LLC, a premier digital marketing and online performance management marketer, along with She Is Media, a female-centric performance ad network, (collectively, “SmarterChaos”) for cash and equity of DMSH totaling approximately $5.8 million, which was subject to a working capital adjustment. This acquisition expanded media distribution, allowing the Company to further accelerate the digital marketing acquisition efforts of its advertiser clients and enable brands to acquire new customers by leveraging our customer acquisition platform and the relationships cultivated by SmarterChaos.
DMSH issued the SmarterChaos sellers approximately 307 thousand DMSH Units, which are convertible to Class A Common Stock, with an aggregate total value of $3.0 million based on the DMS Inc. stock price on July 15, 2020. The SmarterChaos sellers also became parties to the Amended Partnership Agreement.
In conjunction with this acquisition, we incurred approximately $0.4 million of legal and other acquisition-related expenses, which were recorded as Acquisitions Costs in the consolidated statements of operations during the year ended December 31, 2020.
The Company primarily used an Income Approach, specifically a Discounted Cash Flow (“DCF”) analysis, which represents Level 3 fair value measurements, to assess the components of its purchase price allocation. The acquisition was accounted for as a business combination, whereby the excess of the fair value of the business over the fair value of identifiable net assets was allocated to goodwill. The results of operations of the acquired businesses have been included in the Company’s results of operations since the acquisition date of July 16, 2020. An acquirer must recognize any assets acquired and liabilities assumed at the acquisition date, measured at fair value as of that date. Assets meeting the identification criteria included tangible assets, such as real and personal property, and intangible assets. Identified intangible assets included the brand and customer relationships of the acquired business. The fair value of the brand was determined by applying an Income Approach, specifically the Relief from Royalty Method (“RFR”). The fair value of the acquired customer relationships was determined by applying an Income Approach, specifically the Multi Period Excess Earnings Method. At December 31, 2020, the purchase accounting measurement period has not been finalized primarily due to the working capital adjustment, open tax contingencies and the valuation of DMSH units and intangibles.

The following table presents the fair value allocation of the purchase price to the assets acquired, and liabilities assumed (in thousands):

July 16, 2020
Goodwill	$3,078
Brand	277
Customer relationships (1)	2,500
Accounts receivable	576
Other assets acquired	30
Liabilities assumed	(662)
Net assets acquired	$5,799
(1) On July 16, 2020, the Company acquired all of the outstanding shares of SmarterChaos.com, LLC, a premier digital marketing and online performance management marketer, along with She Is Media, a female-centric performance ad network, (collectively, “SmarterChaos”) for cash and equity of DMSH totaling approximately $5.8 million, which was subject to a working capital adjustment. The working capital adjustment related to total net assets acquired of $5.8 million, which included a $0.3 million reduction to customer relationships, offset by an increase to SmarterChaos goodwill.
The goodwill related to this transaction reflects the workforce and synergies expected from combining the operations of SmarterChaos and is included with Software services in the Other reportable segment. Intangible assets primarily consist of brand and customer relationships with an estimated useful life of three and five years, respectively.
Revenue and net loss for SmarterChaos of $4.3 million and $241 thousand, respectively, were included in the consolidated statements of operations during the year ended December 31, 2020.
UE Authority, Co.
On November 1, 2019, the Company acquired UE for cash of approximately $56.6 million, which includes closing purchase price adjustments. The acquisition of UE supports the Company’s strategy of broadening its reach in the insurance vertical.
The Company primarily used an income method, or discounted cash flow (“DCF”) analysis, which represents Level 3 fair value measurements, to assess the components of its purchase price allocation. The acquisition was accounted for as a business combination, whereby the excess of the fair value of the business over the fair value of identifiable net assets was allocated to goodwill. The results of operations of the acquired business have been included in the Company’s results of operations since the acquisition date of November 1, 2019. The fair value of the acquired technology and customer relationships was determined using the multi period excess earnings approach. The fair value of the acquired brand was determined using the Relief from Royalty method. The fair value of the non-competition agreement was determined using the income approach.
The following table presents the preliminary fair value allocation of the purchase price to the assets acquired, and liabilities assumed (in thousands):

November 1, 2019
Goodwill	$29,723
Technology	26,000
Brand	690
Non-competition agreements	1,520
Customer relationships	10,300
Other assets acquired	6,393
Liabilities assumed	(9,045)
Deferred tax liability	(8,961)
Net assets acquired	$56,620
The goodwill related to this transaction reflects the workforce and synergies expected from combining the operations of UE and is included in the Marketplace reportable segment. Intangible assets primarily consist of customer relationships, technology, non-competition agreements and brand with an estimated useful life of nine years, five years, three years and one year, respectively.